Single Touch Systems Inc.

2235 Encinitas Boulevard, Suite 210

Encinitas, California 92024

March 15, 2011

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention:	Mark P. Shuman and Matthew Crispino
Mail Stop 4561

	Re:	Single Touch Systems Inc.
Registration Statement on Form S-1 (File No. TBD)

Gentlemen:

Together with this correspondence, we are filing on behalf of our client Single Touch Systems Inc. (the “Company”) a Form S-1 registration statement for the resale of 3,278,119 shares of common stock by a single selling stockholder (the “PCM S-1”).

Earlier today, we filed Pre-Effective Amendment No. 1 to the Company’s Form S-1 resale registration statement, file no. 333-170593 (as amended, the “First S-1”).

The First S-1 was given a limited review by the Staff, and I believe you will find that the Company has responded satisfactorily to the five comments in the comment letter which was dated December 10, 2010.

The PCM S-1 is structurally identical to the First S-1 (as amended), and there are no unusual aspects of the PCM S-1. Much of the disclosure and language in the PCM S-1 is identical to the disclosure and language in the First S-1, verbatim.

Under these circumstances, we would respectfully request that, as soon as the First S-1 can be and is declared effective, the Staff might choose to give “no-review” status to the PCM S-1.

In addition to the benefit of such a decision from the point of view of optimal allocation of the Staff’s resources, we have an additional, Company-specific reason for hoping the Staff might choose to give “no-review” status to the PCM S-1.

In a settlement and release agreement dated September 29, 2010, Peltz Capital Management, LLC (“PCM”) agreed to return 7,000,000 outstanding Company common stock warrants to the Company if the Company achieves, by March 23, 2011, registration of the shares covered by the PCM S-1. Time has gotten away from the Company, and there is now no possibility that the PCM S-1 could be declared effective by March 23, 2011 unless the Staff gives “no-review” status to the PCM S-1.

Securities and Exchange Commission

March 15, 2011

Accordingly, we humbly and urgently request that, if appropriate, the Staff give “no-review” status to the PCM S-1 and cooperate with the Company to have the Commission declare the PCM S-1 effective by March 23, 2011.

Thank you,

By:	/s/ Anthony Macaluso
Anthony Macaluso
Chief Executive Officer

cc:	(Via Facsimile: (858) 926-3001)
Hayden J. Trubitt, Esq.
Stradling Yocca Carlson & Rauth
4365 Executive Drive, Suite 1500
San Diego, CA 92121